Financial Instruments and Risk Management - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended								12 Months Ended
	Nov. 30, 2018	Jun. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Jan. 31, 2018 GBP (£)	Aug. 31, 2017 USD ($) Bond	Jul. 31, 2017 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Aug. 31, 2017 GBP (£)	Aug. 31, 2017 EUR (€)	Jul. 31, 2017 USD ($)	Apr. 30, 2017 GBP (£)	Mar. 31, 2017 GBP (£)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Proportion of average cost of debt									3.00%	3.30%
Commercial paper									£ 536,000,000	£ 1,200,000,000
Cash and cash equivalents									2,602,000,000	3,291,000,000
Repayments of borrowings									5,596,000,000		£ 3,840,000,000
Bank loans									608,000,000	512,000,000
Impact of 10% strengthening of functional currencies against non-functional currencies on pre-tax profit									33,000,000	(14,000,000)	2,000,000
Impact of 10% strengthening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income									384,000,000	148,000,000	413,000,000
Impact of 10% weakening of functional currencies against non-functional currencies on pre-tax profit									(41,000,000)	4,000,000	(4,000,000)
Impact of 10% weakening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income									£ 469,000,000	148,000,000	505,000,000
Maximum exposure to credit risk										3,000,000
Financial assets maturity period									1 year
Financial Liabilities maturity period									1 year
Net Investment Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Changes in fair value used for calculating hedge ineffectiveness for 2018									£ (226,000,000)
Cash Flow Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve for borrowings									146,000,000
Total cash flow hedge reserve									177,000,000
Gain in relation to deferred tax arising from cash flow hedges									48,000,000
Forecasted Borrowings Subject to Fair Value Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Loss in relation to interest rate exposure on forecasted borrowings									98,000,000
Leaf Supply Arrangements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk									102,000,000	96,000,000
US Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents									158,000,000	161,000,000
Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents									174,000,000	159,000,000
Short Term Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk									£ 102,000,000	£ 116,000,000
Liquidity Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target average centrally managed debt maturity									5 years
Average centrally managed debt maturity									8 years 9 months 18 days	9 years 2 months 12 days
Peak maturity of centrally managed debt maturing in a rolling 12-month period									18.40%	13.20%		18.40%	18.40%	13.20%
Commercial paper												$ 4,000	€ 3,000,000
Outstanding amount on commercial paper									£ 536,000,000	£ 1,200,000,000
Ownership interest acquired									57.80%
Repayments of bonds at maturity					$ 500		$ 600	€ 1,250,000
Bonds issued																		£ 1,600,000,000	£ 1,600,000,000
Bank loans | $																	$ 25,000
Number of series of bonds issued under EMTN programme | Bond					4
Percentage of bonds exchanged	99.70%
Liquidity Risk | 364-day Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Repayments of borrowings				£ 600,000,000
Period of borrowings maturity				364 days					364 days
Borrowings capacity				£ 3,000,000,000					£ 3,000,000,000
Extension option on borrowings				1 year					1 year
Repayments of bonds at maturity		$ 2,500	€ 400,000
Term out option on borrowings									1 year
Liquidity Risk | Bridge Facilities One Year Maturity
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Period of borrowings maturity						1 year
Bank loans | $																	15,000
Liquidity Risk | Bridge Facilities Two Year Maturity
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Period of borrowings maturity						2 years
Bank loans | $																	5,000
Liquidity Risk | Term Loans With Maturity In 2020
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bank loans						£ 1,900,000,000											2,500
Borrowings, maturity						2020
Liquidity Risk | Term Loans With Maturity In 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bank loans						£ 1,900,000,000											$ 2,500
Borrowings, maturity						2022
Liquidity Risk | Bonds Under EMTN Programme Maturing in August 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued															£ 450,000,000
Borrowings, maturity					August 2025
Liquidity Risk | Euro Denominated Bonds Under EMTN Programme
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | €																€ 3,100,000
Number of Bonds | Bond					3
Liquidity Risk | Euro Denominated Bonds Under EMTN Programme Maturing in August 2021
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | €																1,100,000
Borrowings, maturity					August 2021
Liquidity Risk | Euro Denominated Bonds Under EMTN Programme Maturing in November 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | €																750,000
Borrowings, maturity					November 2023
Liquidity Risk | Euro Denominated Bonds Under EMTN Programme Maturing in January 2030
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | €																1,250,000
Borrowings, maturity					January 2030
Liquidity Risk | U S D Denominated Bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bonds issued | €																€ 17,250
Number of Bonds | Bond					8
Liquidity Risk | Revolving Credit Facility Maturing in 2021
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity										3,000,000,000
Drawings from current borrowing capacity										600,000,000
Liquidity Risk | Two-tranche Revolving Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity									£ 6,000,000,000
Liquidity Risk | New Revolving Credit Facility Maturing in 2021
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity										£ 3,000,000,000
Borrowings, maturity										2021
Liquidity Risk | Money Market Fund
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents									£ 25,000,000	£ 668,000,000
Liquidity Risk | Top of Range
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target centrally managed debt maturing in a rolling 12-month period									20.00%
EMTN Programme										25,000,000,000
Liquidity Risk | Top of Range | US Commercial Paper Programme
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Euro Medium Term Note Programme | $														$ 4,000
Liquidity Risk | Top of Range | Euro Commercial Paper (ECP) Programme
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Euro Medium Term Note Programme										3,000,000,000
Liquidity Risk | Bottom of Range
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
EMTN Programme										15,000,000,000
Liquidity Risk | Bottom of Range | US Commercial Paper Programme
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Euro Medium Term Note Programme | $														$ 3,000
Liquidity Risk | Bottom of Range | Euro Commercial Paper (ECP) Programme
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Euro Medium Term Note Programme										£ 1,000,000,000
Currency Risk | US Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts									65.00%	62.00%		65.00%	65.00%	62.00%
Currency Risk | Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts									13.00%	14.00%		13.00%	13.00%	14.00%
Currency Risk | UK sterling
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts									16.00%	20.00%		16.00%	16.00%	20.00%
Currency Risk | Rest of Group
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts									6.00%	4.00%		6.00%	6.00%	4.00%
Interest Rate Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Description of hedging instruments									The Group targets an interest cover ratio, as calculated under its key central banking facilities, of greater than 5 and for 2018 it is 7.2 times (2017: 7.8 times; 2016: 12.2 times). The only externally imposed capital requirement the Group has is in respect of its centrally managed banking facilities, which require a gross interest cover of at least 4.5 times.
Description of interest rate sensitivity									IFRS 7 requires a sensitivity analysis that shows the impact on the income statement and on items recognised directly in other comprehensive income of hypothetical changes of interest rates in respect of financial assets and liabilities of the Group. All other variables are held constant although, in practice, market rates rarely change in isolation. For the purposes of this sensitivity analysis, financial assets and liabilities with fixed interest rates are not included. The Group considers a 100 basis point change in interest rates a reasonably possible change except where rates are less than 100 basis points. In these instances it is assumed that the interest rates increase by 100 basis points and decrease to zero for the purpose of performing the sensitivity analysis. The impact is calculated with reference to the financial asset or liability held as at the year-end, unless this is unrepresentative of the position during the year.
Borrowings, interest rate basis									1.00%			1.00%	1.00%
Decrease in pre-tax profit based on 100 basis point increase in interest rates									£ 90,000,000	£ 108,000,000	37,000,000
Increase in pre-tax profit based on 100 basis point decrease in interest rates, or less									£ 74,000,000	£ 77,000,000	£ 16,000,000
Interest Rate Risk | Fixed Rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target for floating to fixed rate debt									50.00%			50.00%	50.00%
Borrowings, adjustment to interest rate on a fixed basis, description									At 31 December 2018, the relevant ratios of floating to fixed rate borrowings were 21:79 (2017: 19:81) on a net basis.
Credit Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Concentrations of customer credit risk									No significant concentrations of customer credit risk